3. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Cash insured by Federal Deposit Insurance Corporation	$ 250,000	$ 250,000
Reserve for impaired inventory	10,000	10,000
Deferred revenue	0	666,667
Refundable tax assets	29,773	29,316
Loss on change - derivative liability warrants	$ (1,448,710)	$ 0
Options outstanding	12,735,000
Warrants outstanding	113,507,050
Minimum [Member]
Estimated useful lives of assets	2 years
Minimum [Member] | Leasehold Improvements [Member]
Estimated useful lives of assets	5 years
Maximum [Member]
Estimated useful lives of assets	10 years
Maximum [Member] | Leasehold Improvements [Member]
Estimated useful lives of assets	20 years